Financing (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	May 31, 2019 CNY (¥)
JD Health | IPO
Sale of stock net consideration received on the transaction		¥ 25,700
Shares issued as a percentage of total issued capital		13.80%		13.80%
Series A Preferred Shares | JD Health
Total amount received by issuance of the non-redeemable preferred preference shares							¥ 6,500
Ownership percentage, on a fully-diluted (as a percentage)							13.50%
Issuance non controlling interest		¥ 11,800				¥ 1,000
Additional Paid in Capital, Preferred Stock		¥ 26,700				¥ 5,200
Series A Preferred Shares | JD Industry [Member]
Total amount received by issuance of the non-redeemable preferred preference shares | $				$ 335
Sale of Stock, Percentage of Ownership after Transaction		81.00%
Series A Preferred Shares | Jd Property [Member]
Total amount received by issuance of the non-redeemable preferred preference shares | $			$ 703
Issuance non controlling interest	¥ 3,100
Additional Paid in Capital, Preferred Stock	¥ 1,300
Sale of Stock, Percentage of Ownership after Transaction	84.00%
Series B Preferred Shares | JD Health
Total amount received by issuance of the non-redeemable preferred preference shares					¥ 6,300
Ownership percentage, on a fully-diluted (as a percentage)					4.50%
Series A1Preferred Stock | JD Industry [Member]
Total amount received by issuance of the non-redeemable preferred preference shares | $				$ 335
Issuance non controlling interest	¥ 510
Additional Paid in Capital, Preferred Stock	¥ 1,792
Sale of Stock, Percentage of Ownership after Transaction		81.00%